Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		Sep. 30, 2025	Sep. 30, 2024
Payables and Accruals [Abstract]
Ongoing accrued expenses		$ 332,321	$ 445,253
Project-related provisions		26,143	42,719
Dividends payable	[1]	57,156	54,081
Taxes payable		34,131	47,697
Derivative instruments	[2]	13,642	16,305
Other		159,355	172,884
Accrued expenses and other current liabilities		$ 622,748	$ 778,939

[1]	The amounts payable as a result of the August 6, 2025 and the August 7, 2024 dividend declarations, please see Note 20 to the consolidated financial statements.
[2]	Includes derivatives that are designated as hedging instruments and derivatives that are not designated as hedging instruments, please see Note 7 to the consolidated financial statements.